Leases - Schedule of Minimum Lease Payments (Details) ¥ in Thousands	Mar. 31, 2025 CNY (¥)
Schedule of Minimum Lease Payments [Abstract]
2026	¥ 3,104
2027	78
2028	78
2029	65
Less: unearned discount	(208)
Total	3,117
Less: Current portion lease liability	(2,927)
Lease liabilities – non-current	¥ 190